UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  June 30, 2009

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
August 3, 2009

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $134,799 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McDonalds Corp                 COM              580135101     4640    80714 SH       SOLE                                      80714
Tekmira Pharmaceuticals        COM              87911b100       57    57500 SH       SOLE                                      57500
MidCap SPDR Trust Series 1     COM              595635103     1533 14573.2509SH      SOLE                                 14573.2509
Nuveen Real Estate Income Fund COM              67071B108       75 11828.0000SH      SOLE                                 11828.0000
SPDR DJ Wilshire International COM              78463x863      370 12867.4280SH      SOLE                                 12867.4280
SPDR S&P International Small C COM              78463x871      222 10471.9406SH      SOLE                                 10471.9406
SPDR Trust Unit Series 1       COM              78462F103    18133 197207.5402SH     SOLE                                197207.5402
Vanguard Emerging Markets VIPE COM              922042858    11114 349290.6538SH     SOLE                                349290.6538
Vanguard FTSE All-World EX-US  COM              922042775    29410 818979.6784SH     SOLE                                818979.6784
Vanguard Growth Vipers         COM              922908736     2594 59835.1836SH      SOLE                                 59835.1836
Vanguard Large Cap             COM              922908637     9490 227463.2900SH     SOLE                                227463.2900
Vanguard Mid Cap Value         COM              922908512      510 14972.0000SH      SOLE                                 14972.0000
Vanguard Mid Cap Vipers        COM              922908629     3617 77279.3635SH      SOLE                                 77279.3635
Vanguard REIT Vipers           COM              922908553     1484 47858.9680SH      SOLE                                 47858.9680
Vanguard Small Cap             COM              922908751     2342 51199.8089SH      SOLE                                 51199.8089
Vanguard Total Stock Market Vi COM              922908769     2562 55371.6178SH      SOLE                                 55371.6178
Vanguard Value                 COM              922908744      534 13497.1307SH      SOLE                                 13497.1307
iShares Barclays US Treasury I COM              464287176     4389 43177.8796SH      SOLE                                 43177.8796
iShares DJ US Regional Banks I COM              464288778      191 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      236 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     3288 71772.0983SH      SOLE                                 71772.0983
iShares MSCI Emerging Markets  COM              464287234     1646 51063.7412SH      SOLE                                 51063.7412
iShares Russell 1000 Growth    COM              464287614     2192 53418.0000SH      SOLE                                 53418.0000
iShares Russell 1000 Index Fun COM              464287622     3053 60262.3645SH      SOLE                                 60262.3645
iShares Russell 1000 Value Ind COM              464287598     1424 29924.2545SH      SOLE                                 29924.2545
iShares Russell 2000 Growth    COM              464287648      564 9947.2198SH       SOLE                                  9947.2198
iShares Russell 2000 Index     COM              464287655     4339 84945.6470SH      SOLE                                 84945.6470
iShares Russell 2000 Value     COM              464287630      488 10477.2399SH      SOLE                                 10477.2399
iShares Russell 3000 Index     COM              464287689      217 4024.0000SH       SOLE                                  4024.0000
iShares Russell Midcap         COM              464287499     6438 98273.9367SH      SOLE                                 98273.9367
iShares Russell Midcap Growth  COM              464287481     4332 118856.7089SH     SOLE                                118856.7089
iShares Russell Midcap Value   COM              464287473     4239 146261.8109SH     SOLE                                146261.8109
iShares S&P Euro 350 Index     COM              464287861      524 16704.0000SH      SOLE                                 16704.0000
iShares S&P GSCI Commodity Ind COM              46428r107      948 31549.0000SH      SOLE                                 31549.0000
iShares Trust S&P 500 Index    COM              464287200     7604 82336.7232SH      SOLE                                 82336.7232